Tax credit and other receivables/Other payables (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary Of Tax Credit And Other Receivables Payables

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2023	December 31, 2022
VAT receivable	3,800	10,091
Government grants receivable	3,200	4,049
Income tax credit receivable (short term)	1,258	706
Income tax credit receivable (long term)	6,056	6,629
Other tax receivable	171	—
Tax credit and other receivables	14,485	21,475

(In thousand Euros)	December 31, 2023	December 31, 2022
VAT payable	2,741	2,585
Current income tax liability	—	1,186
Social Security payable	1,372	1,328
Personal Income Tax payable	2,096	1,906
Deferred tax liabilities	9,347	1,388
Deferred tax liabilities and other payables	15,556	8,393

Summary Of Income Tax Credit RecognizedIn Profit Loss

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Loss before Tax / Profit	(112,774)	(67,726)	(225,584)
Tax income (at 25%)	28,150	16,932	56,396
Unrecognized deferred tax assets on tax losses and temporary differences	(28,150)	(16,932)	(56,396)
R&D tax credits	(685)	(5,468)	(1,666)
Amortization of intangible assets identified	—	—	(10)
Tax expense/(credit)	(18)	542	(131)
Income tax credit	(703)	(4,926)	(1,807)

Summary Of Information About Offset Of Unrecognized Tax losses

At December 31, details of unrecognized tax losses to be offset in the future are as follows the tax losses:

(In thousand Euros)	December 31, 2023	December 31, 2022
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	42,480	—
Total	182,567	140,087